Financial Instruments Financial Instruments - Schedule of Carrying Value and Estimated Fair Value of Debt Instruments (Details) (Cheniere Energy Partners, LP [Member], USD $)
In Thousands, unless otherwise specified
	Jun. 30, 2014		Dec. 31, 2013		Dec. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying Amount, Long-term debt	$ 8,987,850		$ 6,576,273		$ 2,167,113	[1]
2016 Senior Notes [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes Payable, Fair Value Disclosure	1,819,570	[2]	1,868,607	[2]	1,824,177	[2]
2016 Senior Notes [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying Amount, Long-term debt	1,654,155	[2]	1,651,807	[2]	1,647,113	[2]
2020 Senior Notes [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes Payable, Fair Value Disclosure	452,550	[2]	432,600	[2]	437,850	[2]
2020 Senior Notes [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying Amount, Long-term debt	420,000	[2]	420,000	[2]	420,000	[2]
2021 Sabine Pass Liquefaction Senior Notes [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes Payable, Fair Value Disclosure	2,126,504	[2]	1,961,273	[2]	0	[2]
2021 Sabine Pass Liquefaction Senior Notes [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying Amount, Long-term debt	2,010,879	[2]	2,011,562	[2]	0	[2]
2022 Sabine Pass Liquefaction Senior Notes [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes Payable, Fair Value Disclosure	1,087,500	[2]	982,500	[2]	0	[2]
2022 Sabine Pass Liquefaction Senior Notes [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying Amount, Long-term debt	1,000,000	[2]	1,000,000	[2]	0	[2]
2023 Sabine Pass Liquefaction Senior Notes [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes Payable, Fair Value Disclosure	1,571,489	[2]	935,000	[2]	0	[2]
2023 Sabine Pass Liquefaction Senior Notes [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying Amount, Long-term debt	1,507,423	[2]	1,000,000	[2]	0	[2]
2024 Sabine Pass Liquefaction Senior Notes [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes Payable, Fair Value Disclosure	2,085,000	[2]	0	[2]
2024 Sabine Pass Liquefaction Senior Notes [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying Amount, Long-term debt	2,000,000	[2]	0	[2]
2012 Liquefaction Credit Facility [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Lines of Credit, Fair Value Disclosure			0	[3]	100,000	[3]
2012 Liquefaction Credit Facility [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying Amount, Long-term debt			0	[3]	100,000	[3]
2013 Liquefaction Credit Facilities [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Lines of Credit, Fair Value Disclosure	0	[3]	100,000	[3]	0	[3]
2013 Liquefaction Credit Facilities [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying Amount, Long-term debt	0	[3]	100,000	[3]	0	[3]
Creole Trail Pipeline Credit Facility [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Lines of Credit, Fair Value Disclosure	400,000	[4]	400,000	[4]	0	[4]
Creole Trail Pipeline Credit Facility [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying Amount, Long-term debt	$ 395,393	[4]	$ 392,904	[4]	$ 0	[4]

[1]	Retrospectively adjusted as discussed in Note 3—“Summary of Significant Accounting Policies” in our Notes to Consolidated Financial Statements.
[2]	The Level 2 estimated fair value was based on quotations obtained from broker-dealers who make markets in these and similar instruments based on the closing trading prices on December 31, 2013 and 2012, as applicable.
[3]	The Level 3 estimated fair value approximates the carrying amount because the interest rates are variable and reflective of market rates and Sabine Pass Liquefaction has the ability to call this debt at anytime without penalty.
[4]	The Level 3 estimated fair value approximates the principal amount because the interest rates are variable and reflective of market rates and CTPL has the ability to call this debt at anytime without penalty.